Finance lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Finance Lease Liability

	December 31, 2023	December 31, 2022
Finance lease liabilities	$66.5	$222.2
Current portion of finance lease liabilities	(66.5)	(222.2)
Long-term finance lease liabilities	$—	$—